UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130


13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard S. Coons
Title:    President
Phone:    (858) 704-1310


Signature, Place and Date of Signing:

/s/ Richard S. Coons               San Diego, CA            May 12, 2005
--------------------               -------------            ------------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $71,719
                                         (thousands)


List of Other Included Managers:

NONE

                                          FORM 13F INFORMATION TABLE
                                        Viewpoint Investment Partners
                                                 March 31, 2005

COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8

                                 TITLE                          VALUE     SHRS OR   SH/ PUT/   INVESTMNT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETN   MGRS    SOLE  SHARED  NONE
--------------                   --------           -----       --------  -------   --- ----   --------   ----    ----  ------  ----
7-Eleven Inc.                    COM                817826209       567     23,600  SH          SOLE       NONE    SOLE
AMICAS, Inc.                     COM                001712108       110     30,000  SH          SOLE       NONE    SOLE
Airspan Networks Inc.            COM                00950H102       187     36,500  SH          SOLE       NONE    SOLE
Alkermes Inc                     COM                01642T108       104     10,000  SH          SOLE       NONE    SOLE
Apple Computer Inc.              COM                037833100     3,588     86,100  SH          SOLE       NONE    SOLE
Applied Materials Inc.           COM                038222105     3,066    188,700  SH          SOLE       NONE    SOLE
BMC Software, Inc.               COM                055921100     1,592    106,100  SH          SOLE       NONE    SOLE
Beverley Enterprises Inc.        COM                087851309       574     46,400  SH          SOLE       NONE    SOLE
Bill Barrett Corp                COM                06846N104       587     20,300  SH          SOLE       NONE    SOLE
BioSphere Medical Inc.           COM                09066V103       116     29,400  SH          SOLE       NONE    SOLE
Caremark RX Inc.                 COM                141705103       350      8,800  SH          SOLE       NONE    SOLE
Charles Riv Lab Intl. Inc.       COM                159864107       409      8,700  SH          SOLE       NONE    SOLE
Chicago Bridge & Iron Co. NV     NY REGISTRY SHS    167250109       348      7,900  SH          SOLE       NONE    SOLE
Colonial Bancgroup Inc.          COM                195493309       232     11,300  SH          SOLE       NONE    SOLE
Commere Bancshares Inc.          COM                200525103       231      4,800  SH          SOLE       NONE    SOLE
Costco Wholesale Corp            COM                22160K105     1,723     39,000  SH          SOLE       NONE    SOLE
Cypress Semiconductor Corp.      COM                232806109     2,477    196,600  SH          SOLE       NONE    SOLE
Cytyc Corp                       COM                232946103       230     10,000  SH          SOLE       NONE    SOLE
DRS Technologies Inc.            COM                23330X100       540     12,700  SH          SOLE       NONE    SOLE
Ebay Inc.                        COM                278642103     3,547     95,200  SH          SOLE       NONE    SOLE
Extreme Networks Inc.            COM                30226D106       449     76,300  SH          SOLE       NONE    SOLE
Select Sector SPDR TR            SBI INT-FINL       81369y605     1,383     48,700  SH          SOLE       NONE    SOLE
Flanders Corp                    COM                338494107       704     62,400  SH          SOLE       NONE    SOLE
Flextronics International Ltd    ORD                Y2573F102     2,347    194,900  SH          SOLE       NONE    SOLE
Fuel Cell Energy Inc             COM                35952H106       491     49,200  SH          SOLE       NONE    SOLE
General Electric Co.             COM                369604103     1,756     48,700  SH          SOLE       NONE    SOLE
Hilton Hotels Corp               COM                432848109     1,538     68,800  SH          SOLE       NONE    SOLE
Hot Topic Inc.                   COM                441339108       959     43,900  SH          SOLE       NONE    SOLE
Intel Corp.                      COM                458140100     3,419    147,200  SH          SOLE       NONE    SOLE
Iron Mountain Inc. PA            COM                462846106       554     19,200  SH          SOLE       NONE    SOLE
Jarden Corp                      COM                471109108       551     12,000  SH          SOLE       NONE    SOLE
Juniper Networks Inc.            COM                48203R104     2,391    108,400  SH          SOLE       NONE    SOLE
KLA - Tencor Corp.               COM                482480100       285      6,200  SH          SOLE       NONE    SOLE
Kulicke and Soffa Industries Inc.COM                501242101     1,560    248,000  SH          SOLE       NONE    SOLE
MGI Pharma Inc.                  COM                552880106       253     10,000  SH          SOLE       NONE    SOLE
Marshall & Ilsely Corp           COM                571834100       234      5,600  SH          SOLE       NONE    SOLE
Microchip Technology Inc.        COM                595017104       302     11,600  SH          SOLE       NONE    SOLE
Nasdaq 100 TR                    UNIT SERI          631100104     7,117    194,600  SH          SOLE       NONE    SOLE
Northern Trust Corporation       COM                665859104       230      5,300  SH          SOLE       NONE    SOLE
OSI Systems Inc.                 COM                671044105       175     10,000  SH          SOLE       NONE    SOLE
Pacific Sunwear Calif Inc.       COM                694873100       229      8,200  SH          SOLE       NONE    SOLE
Parlux Fragrances Inc.           COM                701645103     1,325     61,200  SH          SOLE       NONE    SOLE
Photon Dynamics Inc.             COM                719364101       242     12,700  SH          SOLE       NONE    SOLE
Plug Power Inc.                  COM                72919P103       411     62,200  SH          SOLE       NONE    SOLE
Polo Ralph Lauren Corp.          CL A               731572103     1,094     28,200  SH          SOLE       NONE    SOLE
Providence Service Corp          COM                743815102       658     28,300  SH          SOLE       NONE    SOLE
Prudential Financial Inc.        COM                744320102       230      4,000  SH          SOLE       NONE    SOLE
Salem Communications Corp. DE    CL A               794093104     1,114     54,100  SH          SOLE       NONE    SOLE
Scientific Atlanta Inc.          COM                808655104     1,318     46,700  SH          SOLE       NONE    SOLE
Seagate Technology               SHS                G7945J104       952     48,700  SH          SOLE       NONE    SOLE
Semiconductor Holdrs Trust       DEP RCPT           816636203       530     16,300  SH          SOLE       NONE    SOLE
Sigmatel Inc                     COM                82661W107     1,198     32,000  SH          SOLE       NONE    SOLE
Sohu.com Inc                     COM                83408W103     1,134     64,500  SH          SOLE       NONE    SOLE
Southwest Airlines Co.           COM                844741108     1,424    100,000  SH          SOLE       NONE    SOLE
Starbucks Corp                   COM                855244109     2,764     53,500  SH          SOLE       NONE    SOLE
TCF Fin Corp.                    COM                872275102       231      8,500  SH          SOLE       NONE    SOLE
Texas Capital Bancshares Inc.    COM                88224Q107       210     10,000  SH          SOLE       NONE    SOLE
Texas Instruments Inc .          COM                882508104     1,241     48,700  SH          SOLE       NONE    SOLE
News Corp                        CL A               65248E104       865     51,100  SH          SOLE       NONE    SOLE
Time Warner Inc                  COM                887317105     1,144     65,200  SH          SOLE       NONE    SOLE
Titan Corp                       COM                888266103       908     50,000  SH          SOLE       NONE    SOLE
Tractor Supply Co                COM                892356106       231      5,300  SH          SOLE       NONE    SOLE
Trade Station Inc.               COM                89267P105       201     33,200  SH          SOLE       NONE    SOLE
UCBH Holdings Inc.               COM                90262T308       295      7,400  SH          SOLE       NONE    SOLE
UNIFI Inc                        COM                904677101        84     25,000  SH          SOLE       NONE    SOLE
Verisign Inc                     COM                92343E102     1,019     35,500  SH          SOLE       NONE    SOLE
WebSide Story, Inc.              COM                947685103       299     24,400  SH          SOLE       NONE    SOLE
Webster Financial Corp. Conn     COM                947890109       227      5,000  SH          SOLE       NONE    SOLE
Yahoo! Inc.                      COM                984332106     2,865     84,500  SH          SOLE       NONE    SOLE


03409.0001 #569683